Retirement Plans (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		12 Months Ended				12 Months Ended				12 Months Ended								9 Months Ended
	Sep. 27, 2013 Contract	Sep. 28, 2012	Sep. 27, 2013 401(k) Retirement Plan	Sep. 28, 2012 401(k) Retirement Plan	Sep. 20, 2011 401(k) Retirement Plan	Sep. 27, 2013 U.S. Plans	Sep. 27, 2013 U.S. Plans Equity Securities	Sep. 27, 2013 U.S. Plans Debt Securities	Sep. 27, 2013 Non-U.S. Plans	Sep. 28, 2012 Non-U.S. Plans	Sep. 27, 2013 Non-U.S. Plans Japan Equity Securities	Sep. 27, 2013 Non-U.S. Plans Japan Debt Securities	Sep. 27, 2013 Non-U.S. Plans Japan Cash and Cash Equivalents	Sep. 27, 2013 Non-U.S. Plans Netherlands Equity Securities	Sep. 27, 2013 Non-U.S. Plans Netherlands Debt Securities	Sep. 27, 2013 Non-U.S. Plans Netherlands Insurance Contract	Sep. 27, 2013 Pension Benefits	Sep. 28, 2012 Pension Benefits	Jun. 28, 2013 Pension Benefits Covidien
Defined Benefit Plan Disclosure [Line Items]
Allocation of total pension plan assets and projected benefit obligation						73.00%
Accumulated benefit obligation	$ 499.9	$ 527.6
Pension plans, target plan asset allocation							42.00%	58.00%			39.00%	53.00%	8.00%	10.00%	2.00%	88.00%
Defined benefit plan, employer contributions																	44.4	23.4	37.5
Employer matching contribution, percent of match			50.00%
Total expense related to continuing operations			22.7	20.9	19.3
Number of life insurance contract held in rabbi trust	135
Rabbi trust life insurance contracts, carrying value	54.6	37.8
Death benefit of rabbi trust life insurance contracts	143.1	93.9
Loans outstanding against rabbi trust life insurance contracts	35.3	16.9
Insurance contracts that serve as colleteral for certain non-U.S. pension plan benefits									$ 13.1	$ 9.8